Common and Preferred Stock Reserved for Future Issuances: (Details)	Dec. 31, 2014
Class of Stock [Line Items]
Common Stock Reserved	30,743,974
Preferred Stock Reserved	1,325,000
Common Stock Warrant Outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	286,772
Preferred Stock Reserved	0
Preferred Stock Warrant Outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	1,325,000
Preferred Stock Reserved	1,325,000
Common Stock Option Outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	7,769,202
Preferred Stock Reserved	0
Conversion of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock Reserved	21,363,000
Preferred Stock Reserved	0